Commitments (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($)	Jan. 31, 2015 $ / mo
Commitments 1 | $ / mo		14,500
Commitments 1	$ 50,000
Commitments 2	10.00%
Commitments 3	$ 50,000